Right-of-use Assets - Summary of Quantitative Information About Right-Of-Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	$ 8,557	$ 33,254
Additions		544
Lease modifications and other remeasurements	(52)	(1,998)
Sold - discontinued operations (note 6)	(5,795)
Depreciation expense	(1,013)	(4,578)	$ (4,913)
Impairments (note 6)		(18,627)
Effect of foreign exchange differences	(88)	(38)
Net book value	1,609	8,557	33,254
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	8,086	32,246
Additions		378
Lease modifications and other remeasurements	3	(1,998)
Sold - discontinued operations (note 6)	(5,497)
Depreciation expense	(906)	(3,956)
Impairments (note 6)		(18,553)
Effect of foreign exchange differences	(77)	(31)
Net book value	1,609	8,086	32,246
Production and Laboratory Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	426	912
Additions		151
Lease modifications and other remeasurements	(53)
Sold - discontinued operations (note 6)	(272)
Depreciation expense	(95)	(561)
Impairments (note 6)		(70)
Effect of foreign exchange differences	(6)	(6)
Net book value		426	912
Other
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book value	45	96
Additions		15
Lease modifications and other remeasurements	(2)
Sold - discontinued operations (note 6)	(26)
Depreciation expense	(12)	(61)
Impairments (note 6)		(4)
Effect of foreign exchange differences	$ (5)	(1)
Net book value		$ 45	$ 96